Schedule of Remaining Contractual Maturities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Rou Assets And Operating Lease Liabilities
2025	$ 54,377
2026	52,368
Total future lease payments	106,745
Less: imputed interest	(2,590)
Total Operating lease liabilities	$ 104,155	$ 145,278